Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-34153
Entity Registrant Name	Global Ship Lease, Inc.
Entity Central Index Key	0001430725
Entity Address, Address Line One	c/o 25 Wilton Road
Entity Address, City or Town	London SW1V 1LW
Entity Address, Country	GB